Cash and Cash Equivalents - Schedule of Investment Under Agreement to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Investment under resale agreements	$ 109,467	$ 28,524